Fair value measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurements
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies.

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include actively traded redeemable mutual funds.

Financial instruments in Level 2 include corporate bonds, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended December 31, 2018 and the year ended December 31, 2017.

	December 31, 2018				December 31, 2017
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Trading investments
Mutual funds	6,176	319	—	6,495	6,616	208	—	6,824
Total trading	6,176	319	—	6,495	6,616	208	—	6,824

Available-for-sale investments
US government and federal agencies	—	1,786,507	—	1,786,507	—	2,709,104	—	2,709,104
Non-US governments debt securities	—	25,425	—	25,425	—	26,248	—	26,248
Corporate debt securities	—	78,713	—	78,713	—	243,372	—	243,372
Asset-backed securities - Student loans	—	—	12,626	12,626	—	—	12,493	12,493
Commercial mortgage-backed securities	—	123,209	—	123,209	—	141,500	—	141,500
Residential mortgage-backed securities	—	156,269	—	156,269	—	184,723	—	184,723
Total available-for-sale	—	2,170,123	12,626	2,182,749	—	3,304,947	12,493	3,317,440

Other assets - Derivatives	—	11,564	—	11,564	—	9,124	—	9,124

Financial liabilities
Other liabilities - Derivatives	—	11,236	—	11,236	—	10,468	—	10,468

Level 3 Reconciliation
The Level 3, shown as Asset-backed securities - Student loans in the above table, is a federal family education loan program guaranteed student loan security and is valued using a non-binding broker quote. The fair value provided by the broker is based on the last trading price of similar securities but as the market for the security is illiquid, a Level 2 classification is not supported.

	December 31, 2018	December 31, 2017	December 31, 2016
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,493	12,493	12,161
Realized and unrealized gains (losses) recognized in other comprehensive income	133	—	332
Carrying amount at end of year	12,626	12,493	12,493

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2018			December 31, 2017
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	2,053,883	2,053,883	—	1,535,138	1,535,138	—
Securities purchased under agreement to resell	Level 2	27,341	27,341	—	178,769	178,769	—
Short-term investments	Level 1	52,336	52,336	—	249,984	249,984	—
Investments held-to-maturity	Level 2	2,066,120	2,036,214	(29,906)	1,381,955	1,377,354	(4,601)
Loans, net of allowance for credit losses	Level 2	4,043,889	4,047,262	3,373	3,776,862	3,770,450	(6,412)
Other real estate owned¹	Level 2	5,346	5,346	—	9,127	9,127	—

Financial liabilities
Customer deposits
Demand deposits	Level 2	7,449,843	7,449,843	—	7,813,654	7,813,654	—
Term deposits	Level 2	1,968,576	1,970,004	(1,428)	1,710,338	1,710,223	115
Deposits from banks	Level 2	33,822	33,822	—	12,466	12,466	—
Long-term debt	Level 2	143,322	146,261	(2,939)	117,000	118,321	(1,321)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 18: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2018	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,930	—	—	—	—	124	2,054
Securities purchased under agreement to resell	27	—	—	—	—	—	27
Short-term investments	40	10	—	—	—	2	52
Investments	488	35	8	245	3,473	6	4,255
Loans	3,160	278	38	223	330	15	4,044
Other assets	—	—	—	—	—	341	341
Total assets	5,645	323	46	468	3,803	488	10,773

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	882	882
Demand deposits	5,357	—	—	—	—	2,120	7,477
Term deposits	1,245	228	432	70	—	—	1,975
Other liabilities	—	—	—	—	—	296	296
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	6,672	228	432	143	—	3,298	10,773

Interest rate sensitivity gap	(1,027)	95	(386)	325	3,803	(2,810)	—
Cumulative interest rate sensitivity gap	(1,027)	(932)	(1,318)	(993)	2,810	—	—

December 31, 2017	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,446	—	—	—	—	89	1,535
Securities purchased under agreement to resell	179	—	—	—	—	—	179
Short-term investments	163	87	—	—	—	—	250
Investments	1,464	62	15	390	2,768	7	4,706
Loans	3,457	44	34	194	44	4	3,777
Other assets	—	—	—	—	—	332	332
Total assets	6,709	193	49	584	2,812	432	10,779

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	823	823
Demand deposits	5,342	—	—	—	—	2,480	7,822
Term deposits	1,340	132	183	59	—	—	1,714
Other liabilities	—	—	—	—	—	303	303
Long-term debt	92	25	—	—	—	—	117
Total liabilities and shareholders' equity	6,774	157	183	59	—	3,606	10,779

Interest rate sensitivity gap	(65)	36	(134)	525	2,812	(3,174)	—
Cumulative interest rate sensitivity gap	(65)	(29)	(163)	362	3,174	—	—